Prepaid expenses and other receivables and assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses Deposits And Other Assets Tables [Abstract]
Schedule of Prepaid expenses and other receivables

	As at
	December 31, 2025	December 31, 2024
Prepaid expenses	1,649	1,551
Accounts receivable	3,461	2,498
Brokerage firm receivables	584	5,287
Deposits and other receivables	801	1,706
Total	6,495	11,042